Stockholders' Equity - Warrants (Details)	4 Months Ended	6 Months Ended
	Dec. 31, 2020 D $ / shares	Jun. 30, 2021 D $ / shares shares
Class A Common Stock
Class of Warrant or Right [Line Items]
Shares subject to forfeiture | shares		26,963,158
Warrants
Class of Warrant or Right [Line Items]
Public Warrants expiration term		5 years
Number of trading days on which fair market value of shares is reported		10
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)		180.00%
Percentage of gross proceeds on total equity proceeds		60.00%
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)		$ 0.01
Minimum threshold written notice period for redemption of public warrants		30 days
Threshold trading days for redemption of public warrants | D		20
Threshold number of business days before sending notice of redemption to warrant holders | D		30
Redemption period		30 days
Stock price trigger for redemption of public warrants (in dollars per share)		$ 18.00
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Redemption price per public warrant (in dollars per share)		$ 0.10
Minimum threshold written notice period for redemption of public warrants		30 days
Private Placement Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold trading days for redemption of public warrants | D	20
Threshold number of business days before sending notice of redemption to warrant holders | D	30
Redemption period	30 days
Private Placement Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00 | Minimum
Class of Warrant or Right [Line Items]
Threshold consecutive trading days for redemption of public warrants | D	30
Public Warrants
Class of Warrant or Right [Line Items]
Minimum threshold written notice period for redemption of public warrants	30 days
Public Warrants exercisable term from the closing of the initial public offering	12 months
Threshold period for filling registration statement after business combination	15 days
Maximum threshold period for registration statement to become effective after business combination	60 days
Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Public Warrants expiration term	5 years
Share price trigger	$ 9.20
Redemption period	30 days	30 days
Share price trigger used to measure dilution of warrant	$ 9.20
Percentage of gross new proceeds to total equity proceeds used to measure dilution of warrant	60
Trading period after business combination used to measure dilution of warrant | D	10
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	180.00%
Warrant redemption price adjustment multiple	11.50
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	115.00%
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00
Class of Warrant or Right [Line Items]
Warrant redemption condition minimum share price	$ 10.00	$ 10.00
Redemption price per public warrant (in dollars per share)	$ 0.10
Redemption period		30 days
Number of days after written notice period redemption	30 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $10.00 | Minimum
Class of Warrant or Right [Line Items]
Threshold consecutive trading days for redemption of public warrants | D	30	30
Redemption period	30 days